Benefit Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.89%	4.58%	4.88%
Rate of compensation increase
Ages 50 and over [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	3000.00%	3000.00%	3000.00%
Ages 40-49 [Domain]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	4.00%	4.00%	3.00%
Ages 30-39 [Member] [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	6.00%	6.00%	6.00%
Under age 30 [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%	10.00%	10.00%